RELATED PARTY TRANSACTIONS	6 Months Ended
Jun. 30, 2025
Related party transactions [abstract]
RELATED PARTY TRANSACTIONS	RELATED PARTY TRANSACTIONS
Related parties comprise the Group’s significant shareholders (beneficial owners of more than 5% of any class of the Group’s voting securities), directors and executive officers, and immediate family members of the foregoing persons. No other related parties with joint control or significant influence were identified. Related party transactions are approved by the Group’s Audit Committee or board of directors in accordance with the Group’s Related Party Transactions Policy.

Directors’ and key management emoluments

Key management personnel are those persons having authority and responsibility for planning, directing and controlling the activities of the Group, including directors. Compensation paid or payable to key management formed a part of general and administrative costs, and was comprised of the following:

	Three Months Ended June 30,		Six Months Ended June 30,
	2025	2024	2025	2024
Remuneration to key management and executive directors	1,730	1,466	3,158	2,816
Non-executive directors’ fees	696	620	824	764
	2,426	2,086	3,982	3,580
The emoluments paid to the directors (executive and non-executive) during the three months ended June 30, 2025 and 2024 amounted to $1,850 and $1,462, respectively. The emoluments paid to the directors (executive and non-executive) during the six months ended June 30, 2025 and 2024 amounted to $2,956 and $2,108, respectively.

The following transactions were incurred with related parties:

	Three Months Ended June 30,		Six Months Ended June 30,
	2025	2024	2025	2024
Remuneration expense	1,008	858	1,914	1,855
Share-based payments	1,418	1,228	2,068	1,725
	2,426	2,086	3,982	3,580
As at June 30, 2025 and December 31, 2024, the balance outstanding to key management and non-executive directors was $777 and $1,192, respectively, and were included within accruals as the amounts are expected to be paid in less than one year.
As at June 30, 2025 and December 31, 2024, the following share options, including Founders’ Awards, RSUs and restricted shares were held by related parties:

	As of June 30, 2025	As of December 31, 2024
Share options held by key management, executive directors and non-executive directors	4,700,108	4,671,768
RSUs held by key management and executive directors	365,356	222,113
Restricted shares held by non-executive directors	44,086	56,995

During the six months ended June 30, 2025 and 2024, the Company granted 198,771 and 222,132 RSUs, respectively, to key management (see Note 14).

During the six months ended June 30, 2025 and 2024 there were 44,086 and 56,995 restricted share awards, respectively, issued to non-executive directors (see Note 14).
During the six months ended June 30, 2025 and 2024, the Company also granted 28,340 and 41,787 share options, respectively, to a non-executive director (see Note 14).